Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Adirondack Small Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%	13.31%	7.31%
Russell 2000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%	9.29%	8.22%
IShares Russell
Average Annual Return [Line Items]
Average Annual Return, Percent	25.45%	9.05%	8.04%
Morningstar [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	10.81%	8.45%